Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000086650
Account Value [Line Items]
Line Graph and Table Measure Name			Sands Capital Global Growth Fund, Institutional Class Shares
Accumulated Value		$ 1,000,000		$ 1,045,964	$ 1,354,260	$ 1,359,756	$ 1,637,488	$ 2,269,955	$ 3,141,490	$ 1,637,863	$ 1,714,449	$ 2,320,306	$ 2,873,608
C000086651
Account Value [Line Items]
Line Graph and Table Measure Name			Sands Capital Global Growth Fund, Investor Class Shares
Accumulated Value		100,000		104,353	134,822	135,126	162,332	224,644	310,340	161,652	168,933	227,952	281,850
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI ACWI Index (USD) (NR)
Accumulated Value		1,000,000		1,020,480	1,257,261	1,250,753	1,408,241	1,477,073	2,027,687	1,623,015	1,793,463	2,381,553	2,920,804
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI ACWI Index (USD) (NR)
Accumulated Value		$ 100,000		$ 102,048	$ 125,726	$ 125,075	$ 140,824	$ 147,707	$ 202,769	$ 162,302	$ 179,346	$ 238,155	$ 292,080

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).